Multi-Sector Account Portfolios	07/01/2011 to 06/30/2012

ICA File Number: 811-22620
Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.
Reporting Period: 07/01/2011 - 06/30/2012

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2011 to 06/30/2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2012

Emerging Markets Bond Multi-Sector Account Portfolio

CENTRAL CHINA REAL ESTATE 12.25% NOTES DUE OCTOBER 20, 2015 Meeting Date: MAR 08, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 1528629B6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 5.00 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

INDOSAT PALAPA CO BV 7.375% NOTES DUE JULY 29, 2020 Meeting Date: MAY 25, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45579P9A0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 3.75 USD per 1,000 USD P/A of Notes held.	Management	N/A	YES

Emerging Markets Local Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Floating Rate Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

High Yield Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Investment-Grade Corporate Multi-Sector Account Portfolio

ERAC USA FINANCE COMPANY 5.25 % NOTES DUE OCTOBER 1, 2020 Meeting Date: APR 13, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 26884TAA0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 6.50 USD per 1,000.00 USD P/A of Notes held.	Management	N/A	YES

Mortgage-Backed Securities Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT